Reconciliation of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Effective Income Tax Rate [Line Items]
U.S. federal statutory rate	21.00%	21.00%	21.00%
State income taxes, net of federal benefit and other	3.50%	3.30%	2.80%
Excess tax benefits from share-based compensation	(1.70%)	(2.10%)	(1.80%)
Tax effects on foreign income	0.40%	0.30%	0.50%
GILTI	0.00%	0.00%	(0.10%)
FDII	(0.10%)	0.00%	0.00%
Change in valuation allowance	0.80%	0.00%	0.00%
Tax credits and other	(0.50%)	(0.50%)	(1.20%)
Effective income tax rate attributable to Watsco, Inc.	23.40%	22.00%	21.20%
Taxes attributable to non-controlling interest	(2.90%)	(2.80%)	(2.70%)
Effective income tax rate	20.50%	19.20%	18.50%